Stockholders' Equity (Deficit) - Narrative (Details)							3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 11, 2018 USD ($) $ / shares shares	May 02, 2018 USD ($) shares	Apr. 26, 2018 USD ($) shares	Jan. 07, 2018 USD ($) shares	Mar. 28, 2017 USD ($) $ / shares shares	Feb. 14, 2017 USD ($) $ / one_hundred_dollars_of_preferred_stock shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares $ / one_hundred_dollars_of_preferred_stock shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 20, 2017 USD ($) $ / shares	Mar. 08, 2017 shares	Mar. 07, 2017 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized | shares							300,000,000		300,000,000		300,000,000	300,000,000			300,000,000
Common stock, par value (usd per share) | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized | shares							50,000,000		50,000,000		10,000,000			50,000,000	100,000,000
Stock issued during period (shares) | shares			13,700,000
Net proceeds on issuance stock									$ 27,549,000	$ 48,792,000	$ 48,792,000	$ 23,964,000
Contractual life, period				30 months
Aggregate net proceeds			$ 21,800,000
Underwriting discounts and commissions			1,800,000
Offering costs			$ 400,000
Average Market capitalization						$ 300,000,000
Share based compensation expense							$ 1,000,000	$ 1,600,000	3,000,000	4,600,000
Minimum
Class of Stock [Line Items]
Share price (usd per share) | $ / shares	$ 1.00												$ 1.00
2016 Employee Equity Compensation Plan
Class of Stock [Line Items]
Share price (usd per share) | $ / shares											$ 4.39	$ 24.56
Contractual life, period											10 years
Share based compensation expense							$ 1,000,000	$ 1,200,000	$ 3,000,000	3,300,000	$ 3,900,000	$ 1,000,000
Aspire Capital
Class of Stock [Line Items]
Shares limited to purchase (shares) | shares				1,250,868
Shares limited to purchase, percent				19.99%
Aspire Capital | Minimum
Class of Stock [Line Items]
Average price paid (usd per share) | $ / shares	$ 1.62
Aspire Capital | Purchase Agreement
Class of Stock [Line Items]
Commitment to purchase shares (shares) | shares				50,000
Commitment to purchase shares				$ 20,000,000									$ 20,000,000
Shares limited to purchase, percent				19.99%
Common stock issued for consideration | shares									1,250,868		125,000
Aggregate net proceeds									$ 1,800,000
Aspire Capital | Second Purchase Agreement
Class of Stock [Line Items]
Stock issued during period (shares) | shares	791,557								1,205,409
Commitment to purchase shares	$ 21,000,000
Shares limited to purchase (shares) | shares	4,726,383
Shares limited to purchase, percent	19.99%
Aggregate net proceeds									$ 1,300,000
Purchase notice (shares) | shares	150,000
Agreement consideration (shares) | shares	263,852
Series A preferred stock
Class of Stock [Line Items]
Conversion ratio, shares | shares						1
Dividend rate per 100 dollars of stock | $ / one_hundred_dollars_of_preferred_stock						8					8
Converted debt from CRG | Term Loan
Class of Stock [Line Items]
Original debt amount converted					$ 25,000,000					25,000,000	$ 25,000,000
Converted debt from WCAS | Term Loan
Class of Stock [Line Items]
Original debt amount converted										$ 2,500,000	$ 2,500,000
Converted debt from CRG and WCAS | Term Loan
Class of Stock [Line Items]
Original debt amount converted						$ 27,500,000
Over-allotment option
Class of Stock [Line Items]
Stock issued during period (shares) | shares		1,600,000
Aggregate net proceeds		$ 2,600,000
Offering-related transaction costs		$ 200,000
Common Stock
Class of Stock [Line Items]
Stock issued during period (shares) | shares									15,300,000		5,250,000
Common Stock | IPO
Class of Stock [Line Items]
Stock issued during period (shares) | shares					5,250,000
Share price (usd per share) | $ / shares					$ 10.00
Net proceeds on issuance stock					$ 48,800,000
Common Stock | IPO | Existing investors
Class of Stock [Line Items]
Net proceeds on issuance stock					$ 40,000,000
Preferred Stock | Converted debt from CRG | Series A preferred stock
Class of Stock [Line Items]
Number of shares issued upon conversion of debt | shares					2,500,000					2,500,000	2,500,000
Preferred Stock | Converted debt from WCAS | Series A preferred stock
Class of Stock [Line Items]
Number of shares issued upon conversion of debt | shares					250,000					250,000	250,000
Restructured debt | WCAS Capital Partners IV, L.P. | Converted debt from WCAS | Other Note Payable, net
Class of Stock [Line Items]
Original debt amount converted					$ 2,500,000